INCOME TAXES - Schedule Of components of income tax expense benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
INCOME TAXES
Current income tax benefit (expense)	$ (738)	$ 1,256,560
Deferred tax expense	0	(25,846,977)	$ 4,255,391
Total expense for income taxes	$ (738)	$ (24,590,417)	$ 3,999,361